UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Goldman Sachs Mid Cap Value Fund (Initial Class)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2013

Sector	Percentage of Fund Investments
Basic Materials	4.87%
Communications	3.27%
Consumer, Cyclical	10.93%
Consumer, Non-cyclical	13.44%
Energy	5.19%
Financial	31.07%
Industrial	9.35%
Technology	6.64%
Utilities	11.09%
Short Term Investments	4.15%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/13)	Ending Account Value (6/28/13)	Expenses Paid During Period* (1/01/123 – 6/28/13)

Actual	$1,000.00	$1,144.00	$6.54

Hypothetical (5% return before expenses)	$1,000.00	$1,018.42	$6.16

*Expenses are equal to the Fund’s annualized expense ratio of 1.25% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 4.92%
429,798	Alcoa Inc	$3,361,020
11,351	Allegheny Technologies Inc	298,645
89,093	Commercial Metals Co	1,315,904
3,899	International Paper Co	172,765
75,125	Minerals Technologies Inc	3,105,667
86,202	Newmont Mining Corp	2,581,750
63,525	Reliance Steel & Aluminum Co	4,164,699
12,326	Sherwin-Williams Co	2,176,772
130,484	Steel Dynamics Inc	1,945,516
48,314	United States Steel Corp (a)	846,944
23,091	Valspar Corp	1,493,295

		21,462,977

Communications — 3.31%
26,154	AOL Inc	954,098
29,037	Expedia Inc	1,746,576
300,402	Frontier Communications Corp (a)	1,216,628
23,098	InterDigital Inc	1,031,326
24,400	JDS Uniphase Corp (b)	350,872
71,340	Liberty Interactive Corp Class A (b)	1,641,534
17,446	Pandora Media Inc (a)(b)	321,006
165,217	Polycom Inc (b)	1,741,387
30,233	Scholastic Corp	885,525
177,690	Symantec Corp	3,992,694
22,280	ValueClick Inc (b)	549,870

		14,431,516

Consumer, Cyclical — 11.05%
43,103	Abercrombie & Fitch Co Class A	1,950,411
59,716	Alaska Air Group Inc (b)	3,105,232
193,242	American Eagle Outfitters Inc	3,528,599
16,134	Bally Technologies Inc (a)(b)	910,280
6,884	Big Lots Inc (b)	217,053
19,797	BorgWarner Inc (b)	1,705,512
151,776	Delta Air Lines Inc (b)	2,839,729
8,851	Dillard’s Inc Class A	725,516
5,027	Domino’s Pizza Inc	292,320
87,340	GameStop Corp Class A (a)	3,670,900
76,318	Guess? Inc (a)	2,368,148
23,745	Harman International Industries Inc	1,286,979
74,335	Hasbro Inc (a)	3,332,438
10,256	L Brands Inc	505,108
39,451	Lear Corp	2,385,207
13,578	Lennar Corp Class A	489,351
19,360	Mohawk Industries Inc (b)	2,177,806
34,622	Nu Skin Enterprises Inc Class A	2,116,097
21,898	O’Reilly Automotive Inc (b)	2,466,153
145,671	PulteGroup Inc (b)	2,763,379
164,274	Southwest Airlines Co	2,117,492
4,760	TRW Automotive Holdings Corp (b)	316,254

Shares		Value

Consumer, Cyclical — (continued)
35,495	Urban Outfitters Inc (b)	$1,427,609
43,562	WABCO Holdings Inc (b)	3,253,646
19,490	Whirlpool Corp	2,228,876

		48,180,095

Consumer, Non-cyclical — 13.59%
11,852	Alexion Pharmaceuticals Inc (b)	1,093,228
82,018	Apollo Group Inc Class A (b)	1,453,359
4,699	BioMarin Pharmaceutical Inc (b)	262,157
26,368	Booz Allen Hamilton Holding Corp	458,276
600,910	Boston Scientific Corp (b)	5,570,436
67,360	Charles River Laboratories International Inc (b)	2,763,781
51,398	Cigna Corp	3,725,841
109,412	CoreLogic Inc (b)	2,535,076
3,612	DENTSPLY International Inc	147,948
38,271	Edwards Lifesciences Corp (b)	2,571,811
4,503	Endo Health Solutions Inc (b)	165,665
85,680	HCA Holdings Inc (b)	3,089,621
9,859	Hill-Rom Holdings Inc	332,051
14,639	Hillshire Brands Co	484,258
77,013	Hospira Inc (b)	2,950,368
66,962	Humana Inc	5,650,254
40,044	Lancaster Colony Corp	3,123,032
65,709	Manpowergroup Inc	3,600,853
106,484	Mylan Inc (b)	3,304,199
14,935	RR Donnelley & Sons Co (a)	209,239
172,843	Safeway Inc	4,089,465
50,746	SEI Investments Co	1,442,709
90,336	St Jude Medical Inc	4,122,032
99,407	Tyson Foods Inc Class A	2,552,772
48,498	United Therapeutics Corp (b)	3,192,138
7,356	Warner Chilcott PLC Class A	146,237
2,742	Zimmer Holdings Inc	205,485

		59,242,291

Energy — 5.25%
122,399	Chesapeake Energy Corp	2,494,492
3,110	Cimarex Energy Co	202,119
94,313	HollyFrontier Corp	4,034,710
59,460	Patterson-UTI Energy Inc	1,150,848
77,082	Peabody Energy Corp	1,128,480
108,911	Rowan Cos PLC Class A (b)	3,710,598
258,207	SandRidge Energy Inc (a)(b)	1,229,065
36,029	Southwestern Energy Co (b)	1,316,139
77,957	Tesoro Corp	4,078,710
163,919	Ultra Petroleum Corp (a)(b)	3,248,875
8,323	Valero Energy Corp	289,391

		22,883,427

Financial — 31.42%
23,856	American Capital Ltd (b)	302,256

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Financial — (continued)
65,100	Ameriprise Financial Inc	$5,265,288
4,755	Aon PLC	305,984
121,333	Apartment Investment & Management Co REIT Class A	3,644,843
47,785	Apollo Investment Corp	369,856
55,753	Aspen Insurance Holdings Ltd	2,067,879
12,354	Associated Banc-Corp	192,105
67,712	Assurant Inc	3,447,218
16,664	AvalonBay Communities Inc REIT	2,248,140
65,069	Axis Capital Holdings Ltd	2,978,859
195,973	BioMed Realty Trust Inc REIT	3,964,534
6,965	BOK Financial Corp	446,108
14,593	Boston Properties Inc REIT	1,539,124
3,809	Camden Property Trust REIT	263,354
69,567	CBOE Holdings Inc	3,244,605
115,199	Comerica Inc	4,588,376
137,122	Corporate Office Properties Trust REIT	3,496,611
103,436	Corrections Corp of America REIT	3,503,377
7,212	Digital Realty Trust Inc REIT	439,932
12,406	Douglas Emmett Inc REIT	309,530
14,499	E*TRADE Financial Corp (b)	183,557
42,585	Equity Lifestyle Properties Inc REIT	3,346,755
4,089	Everest Re Group Ltd	524,455
11,123	Extra Space Storage Inc REIT	466,387
35,956	Federal Realty Investment Trust REIT	3,727,918
38,709	Federated Investors Inc Class B (a)	1,061,014
154,703	Fifth Third Bancorp	2,792,389
818	First Citizens BancShares Inc Class A	157,097
47,195	Greenhill & Co Inc	2,158,699
56,351	Hancock Holding Co	1,694,475
3,086	Hanover Insurance Group Inc	150,998
43,690	Health Care REIT Inc	2,928,541
28,748	Hospitality Properties Trust REIT	755,497
77,769	Interactive Brokers Group Inc Class A	1,241,971
274,044	Janus Capital Group Inc (a)	2,332,114
24,786	Jones Lang LaSalle Inc	2,258,996
23,997	KeyCorp	264,927
6,772	Kilroy Realty Corp REIT	358,984
10,967	Legg Mason Inc	340,087
15,868	Lincoln National Corp	578,706
88,717	LPL Financial Holdings Inc	3,349,954
29,678	M&T Bank Corp	3,316,516
119,233	NASDAQ OMX Group Inc	3,909,650
130,866	Old Republic International Corp	1,684,245
31,697	Plum Creek Timber Co Inc REIT	1,479,299
34,471	Post Properties Inc REIT	1,705,970
10,133	Potlatch Corp REIT	409,779
34,980	Progressive Corp	889,192
176,686	Prologis Inc REIT	6,664,596
29,396	Protective Life Corp	1,129,100
69,423	Realogy Holdings Corp (b)	3,335,081
68,832	Regency Centers Corp REIT	3,497,354
593,041	Regions Financial Corp	5,651,690

Shares		Value

Financial — (continued)
45,464	Reinsurance Group of America Inc	$3,142,017
12,250	RenaissanceRe Holdings Ltd	1,063,177
40,293	St Joe Co (a)(b)	848,168
13,029	StanCorp Financial Group Inc	643,763
201,430	SunTrust Banks Inc	6,359,145
1,793	SVB Financial Group (b)	149,393
52,942	Taubman Centers Inc REIT	3,978,591
77,850	TCF Financial Corp	1,103,913
174,589	TD Ameritrade Holding Corp	4,240,767
42,355	UDR Inc REIT	1,079,629
40,310	Unum Group	1,183,905
66,888	Vornado Realty Trust REIT	5,541,671
7,588	Waddell & Reed Financial Inc Class A	330,078
9,445	Washington Federal Inc	178,322
3,997	WR Berkley Corp	163,317

		136,969,828

Industrial — 9.46%
66,447	AECOM Technology Corp (b)	2,112,350
45,879	Alliant Techsystems Inc	3,777,218
23,180	Avnet Inc (b)	778,848
66,779	AVX Corp	784,653
32,336	Carlisle Cos Inc	2,014,856
9,477	Con-way Inc	369,224
7,013	Crane Co	420,219
69,712	Donaldson Co Inc	2,485,930
98,150	Exelis Inc	1,353,489
66,114	Flextronics International Ltd (b)	511,722
29,008	FLIR Systems Inc	782,346
80,477	Garmin Ltd (a)	2,910,048
50,255	Gentex Corp	1,158,378
22,536	Greif Inc Class A	1,186,971
61,989	IDEX Corp	3,335,628
54,388	L-3 Communications Holdings Inc	4,663,227
8,543	Masco Corp	166,503
60,908	Packaging Corp of America	2,982,056
7,038	Rockwell Collins Inc	446,280
127,788	Spirit Aerosystems Holdings Inc Class A (b)	2,744,886
39,631	SPX Corp	2,852,639
154,401	Vishay Intertechnology Inc (b)	2,144,630
22,453	Werner Enterprises Inc	542,689
16,213	Zebra Technologies Corp Class A (b)	704,293

		41,229,083

Technology — 6.71%
299,679	Activision Blizzard Inc	4,273,423
1,852	Dun & Bradstreet Corp (a)	180,477
147,066	Electronic Arts Inc (b)	3,378,106
10,877	First Solar Inc (b)	486,528
52,775	KLA-Tencor Corp	2,941,151
12,930	Lam Research Corp (b)	573,316
100,635	Lexmark International Inc Class A	3,076,412
199,377	LSI Corp (b)	1,423,552

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Technology — (continued)
14,101	ManTech International Corp Class A	$368,318
12,023	Mentor Graphics Corp	235,050
27,766	Micron Technology Inc (b)	397,887
69,141	ON Semiconductor Corp (b)	558,659
28,804	Rovi Corp (b)	657,883
87,943	Western Digital Corp	5,460,381
578,550	Xerox Corp	5,247,448

		29,258,591

Utilities — 11.21%
367,939	AES Corp	4,411,589
17,628	AGL Resources Inc	755,536
13,253	Ameren Corp	456,433
34,724	American Water Works Co Inc	1,431,670
19,594	Atmos Energy Corp	804,530
64,041	Black Hills Corp	3,121,999
18,851	Calpine Corp (b)	400,207
69,979	CenterPoint Energy Inc	1,643,807
5,955	CMS Energy Corp	161,797
29,402	Consolidated Edison Inc	1,714,431
25,868	DTE Energy Co	1,733,415
127,763	Edison International	6,153,066
17,476	Entergy Corp	1,217,728
31,327	FirstEnergy Corp	1,169,750
107,127	Great Plains Energy Inc	2,414,642
14,233	Hawaiian Electric Industries Inc	360,237
37,916	IDACORP Inc	1,810,868
12,574	NRG Energy Inc	335,726
77,680	NV Energy Inc	1,822,373
65,851	Pinnacle West Capital Corp	3,652,755
29,245	Public Service Enterprise Group Inc	955,142
108,816	Questar Corp	2,595,261
71,293	TECO Energy Inc	1,225,527
104,278	UGI Corp	4,078,312
76,949	Vectren Corp	2,603,185
43,261	Westar Energy Inc (a)	1,382,621
11,540	Wisconsin Energy Corp	473,025

		48,885,632

TOTAL COMMON STOCK — 96.92% (Cost $409,765,762)		$422,543,440

Principal Amount		Value

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 4.19%
$ 4,338,862	Undivided interest of 15.90% in a repurchase agreement (principal amount/value $27,443,360 with a maturity value of $27,443,680) with Citigroup Global Markets Inc, 0.14%, dated 6/28/13 to be repurchased at $4,338,862 on 7/1/13 collateralized by various U.S. Government Agency Securities, 2.17% - 5.50%, 12/1/17 - 6/1/43, with a value of $27,992,227. (c)	$4,338,862

4,338,861	Undivided interest of 17.70% in a repurchase agreement (principal amount/value $24,685,458 with a maturity value of $24,685,746) with RBC Capital Markets Corp, 0.14%, dated 6/28/13 to be repurchased at $4,338,861 on 7/1/13 collateralized by various U.S. Government Agency Securities, 3.50% - 4.00%, 1/1/42 - 12/1/42, with a value of $25,179,167. (c)	4,338,861

4,338,861	Undivided interest of 32.20% in a repurchase agreement (principal amount/value $13,640,222 with a maturity value of $13,640,347) with HSBC Securities (USA) Inc, 0.11%, dated 6/28/13 to be repurchased at $4,338,861 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 7/15/13 - 7/15/32, with a value of $13,913,096. (c)	4,338,861

913,433	Undivided interest of 7.13% in a repurchase agreement (principal amount/value $12,850,438 with a maturity value of $12,850,556) with JP Morgan Securities, 0.11%, dated 6/28/13 to be repurchased at $913,433 on 7/1/13 collateralized by U.S. Treasury Securities, 0.63% - 3.88%, 1/15/25 - 2/15/43, with a value of $13,107,777. (c)	913,433

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$ 4,338,861	Undivided interest of 8.81% in a repurchase agreement (principal amount/value $49,430,686 with a maturity value of $49,431,304) with Morgan Stanley & Co LLC, 0.15%, dated 6/28/13 to be repurchased at $4,338,861 on 7/1/13 collateralized by National Mortgage Association Securities, 2.19% - 5.00%, 6/1/18 - 4/1/43, with a value of $50,419,300. (c)	$4,338,861

		18,268,878

TOTAL SHORT TERM INVESTMENTS — 4.19% (Cost $18,268,878)		$18,268,878

TOTAL INVESTMENTS — 101.11% (Cost $428,034,640)		$440,812,318

OTHER ASSETS & LIABILITIES, NET — (1.11)%		$(4,826,435)

TOTAL NET ASSETS — 100.00%		$435,985,883

(a)	A portion or all of the security is on loan at June 28, 2013.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

Great-West Goldman Sachs Mid Cap Value Fund

ASSETS:
Investments in securities, fair value (including $17,777,425 of securities on loan)(a)	$422,543,440
Reverse repurchase agreements, fair value(b)	18,268,878
Cash	15,529,770
Dividends receivable	546,476
Subscriptions receivable	94,548
Receivable for investments sold	36,316,244

Total Assets	493,299,356

LIABILITIES:
Payable to investment adviser	415,639
Payable upon return of securities loaned	18,268,878
Redemptions payable	217,411
Payable for investments purchased	38,411,545

Total Liabilities	57,313,473

NET ASSETS	$435,985,883

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,501,361
Paid-in capital in excess of par	364,386,310
Net unrealized appreciation on investments	12,777,678
Undistributed net investment income	308,632
Accumulated net realized gain on investments	55,011,902

TOTAL NET ASSETS	$435,985,883

CAPITAL STOCK:
Authorized	85,000,000
Issued and Outstanding	35,013,612

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$12.45

(a) Cost of investments	$409,765,762
(b) Cost of reverse repurchase agreements	$18,268,878

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

Great-West Goldman Sachs Mid Cap Value Fund

INVESTMENT INCOME:
Interest	$224
Income from securities lending	95,979
Dividends	3,866,092

Total Income	3,962,295

EXPENSES:
Management fees	2,204,657

Total Expenses	2,204,657

NET INVESTMENT INCOME	1,757,638

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	49,827,083
Net realized gain on futures contracts	222,038

Net realized gain on investments	50,049,121

Net change in unrealized depreciation on investments	(10,234,564)
Net change in unrealized depreciation on futures contracts	(4,495)

Net change in unrealized depreciation on investments	(10,239,059)

Net Realized and Unrealized Gain on Investments and futures contracts	39,810,062

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,567,700

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Goldman Sachs Mid Cap Value Fund

OPERATIONS:
Net investment income	$1,757,638	$2,584,427
Net realized gain on investments	50,049,121	25,897,781
Net change in unrealized appreciation (depreciation) on investments	(10,239,059)	4,893,877

Net Increase in Net Assets Resulting from Operations	41,567,700	33,376,085

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,449,006)	(2,226,342)
From net realized gains	–	(7,474,344)

Total Distributions	(1,449,006)	(9,700,686)

CAPITAL SHARE TRANSACTIONS:
Shares sold	144,090,704	175,877,549
Shares issued in reinvestment of distributions	1,449,006	9,700,686
Shares redeemed	(68,906,958)	(39,063,594)

Net Increase in Net Assets Resulting from Capital Share Transactions	76,632,752	146,514,641

Total Increase in Net Assets	116,751,446	170,190,040

NET ASSETS:
Beginning of period	319,234,437	149,044,397

End of period (a)	$435,985,883	$319,234,437

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	11,217,149	16,706,485
Shares issued in reinvestment of distributions	118,868	897,810
Shares redeemed	(5,553,637)	(3,630,342)

Net Increase	5,782,380	13,973,953

(a) Including undistributed net investment income:	$308,632	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	2008	(a)
Great-West Goldman Sachs Mid Cap Value Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.92		$9.77		$9.76	$8.05	$6.29	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(b)	0.16	(b)	0.08	0.09	0.07	0.06
Net realized and unrealized gain (loss)	1.51		1.34		0.01	1.71	1.76	(3.71)

Total From Investment Operations	1.57		1.50		0.09	1.80	1.83	(3.65)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.09)		(0.08)	(0.09)	(0.07)	(0.06)
From net realized gains	–		(0.26)		–	–	–	–

Total Distributions	(0.04)		(0.35)		(0.08)	(0.09)	(0.07)	(0.06)

NET ASSET VALUE, END OF PERIOD	$12.45		$10.92		$9.77	$9.76	$8.05	$6.29

TOTAL RETURN(c)	14.40%	(d)	15.47%		0.92%	22.49%	29.27%	(36.50%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$435,986		$319,234		$149,044	$176,027	$192,033	$172,664
Ratio of expenses to average net assets	1.25%	(e)	1.25%		1.25%	1.25%	1.25%	1.25%	(e)
Ratio of net investment income to average net assets	1.00%	(e)	1.46%		1.00%	1.05%	1.22%	1.50%	(e)
Portfolio turnover rate	119%	(d)	147%		55%	53%	166%	101%	(d)

(a)	The Fund’s inception date was May 15, 2008.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Notes to Financial Statements

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Goldman Sachs Mid Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined at a time that corresponds to the closing of the New York Stock Exchange.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open

  Semi-Annual Report - June 28, 2013

and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$413,098,256	$—	$—	$413,098,256
Foreign Common Stock	9,445,184	—	—	9,445,184
Short-Term Investments (a)	—	18,268,878	—	18,268,878

Total Investments	$422,543,440	$18,268,878	$0	$440,812,318

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

  Semi-Annual Report - June 28, 2013

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 28, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.25% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $137,900 for the period ended June 28, 2013.

  Semi-Annual Report - June 28, 2013

3.   PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $490,826,870 and $426,070,254, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.   UNREALIZED APPRECIATION (DEPRECIATION)

At June 28, 2013, the U.S. Federal income tax cost basis was $428,270,243. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $24,148,601 and gross depreciation of securities in which there was an excess of tax cost over value of $11,606,526 resulting in net appreciation of $12,542,075.

5.   SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2013 the Fund had securities on loan valued at $17,777,425 and received collateral of $18,268,878 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”).The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of similar funds. This information included annualized returns for the one- and three-year periods ended December 31, 2012 and quarterly returns for the four-year period ended December 31, 2012. The Board also considered the composition of the Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Fund with the funds included in the peer group. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.

The Board noted that, although the Fund underperformed its benchmark for the one- and three-year periods ended December 31, 2012 and was in the third quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the one-year period ended December 31, 2012, the Fund outperformed its peer group for the three-year period ended December 31, 2012. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by GWCM based on the Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee, Management Fee Less Non-Management Expenses and Management Fee Less Non-Management Expenses and Administrative Services Fee were the highest respective management fee in comparison to the contractual management fees and management fees less estimated intermediary fees of its peer group of funds. The Board further noted that, with respect to the Fund’s total annual operating expense ratio, the Fund was in the fourth quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and greater than the average and median of its peer group and peer universe but considered that that some funds similar in size to the Fund had an expense ratio higher than the Fund.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Portfolio by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.            CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.            EXHIBITS.

(a)          (1) Not required in filing.

              (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

              (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013